Note 18 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-current costs of issue of debt	$ (27)	$ (40)
	29,187	34,645
Current costs of issue of debt	(11)	(12)
	509,820	931,214
Total Borrowings	539,007	965,859
Bank borrowings [member]
Statement Line Items [Line Items]
Non-current borrowings before costs of issue of debt	29,214	34,626
Current borrowings before costs of issue of debt	508,143	930,957
Finance lease liabilities [member]
Statement Line Items [Line Items]
Non-current borrowings before costs of issue of debt		59
Current borrowings before costs of issue of debt	44	138
Total Borrowings	44	197
Bank overdrafts [member]
Statement Line Items [Line Items]
Current borrowings before costs of issue of debt	$ 1,644	$ 131